Share capital - Summary of weighted average of share option granted (Detail) - yr	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Risk-free interest rate	0.41%	1.62%	1.91%
Expected life of options (years)	4.9	4.7	4.7
Expected volatility	56.00%	65.00%	64.00%
Expected dividend	0.00%	0.00%	0.00%